Schedule of Reconciliation of the Federal Income Tax Rate (Details)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%	0.00%
Stock-based compensation expense			0.00%	1.70%
Valuation allowance			(21.00%)	3.60%
Income tax provision	(281.68%)	0.00%	0.00%	26.30%